Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid media cost				¥ 45,452
Prepaid service fee		¥ 12,028	$ 1,843	9,892
VAT and other surcharges		10,467	1,604	16,266
Investment in a convertible loan				8,000
Receivables from sales of shares on behalf of employees		11,060	1,695
Office rental deposit		636	97	2,321
Refund from prepaid media cost		6,838	1,048
Others	[1]	7,984	1,224	4,156
Total prepayments and other current assets		¥ 49,013	$ 7,511	¥ 86,087

[1]	Others under prepayments and other current asset include the impairment charges of RMB4,500 (US$690) that the Company recognized on loans granted to equity investees. The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.